Average Annual Total Returns - NICHOLAS FUND INC	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
NICHOLAS FUND INC
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	11.14%	12.13%
NICHOLAS FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	9.16%	10.07%
NICHOLAS FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.14%	8.58%	9.47%